LEASES - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$ 237	$ 225
Operating cash flows for finance leases	19	21
Financing cash flows for finance leases	87	79
Right-of-use assets obtained in exchange for lease obligations
Operating leases	339	251
Finance leases	$ 42	$ 61